Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98 .7%
Invesco QQQ Trust Series 1(a)
(Cost $ 2,497,303 ) ........................................................... 8,255 $ 2,634,418
Number of
Contracts Notional Amount
Purchased Options – 1.3%
Calls – Exchange-Traded – 0.5%
NASDAQ 100 Index , June Strike Price $ 16,000 , Expires 6/18/21 .......... 1 $ 1,600,000 1,040
NASDAQ 100 Index , December Strike Price $ 16,000 , Expires 12/17/21 .... 1 1,600,000 11,965
13,005
Puts – Exchange-Traded – 0.8%
Invesco QQQ Trust Series 1 , June Strike Price $ 100 , Expires 6/17/22 ...... 119 1,190,000 6,069
NASDAQ 100 Index , June Strike Price $ 5,000 , Expires 6/18/21 ........... 3 1,500,000 615
NASDAQ 100 Index , June Strike Price $ 5,500 , Expires 6/18/21 ........... 1 550,000 385
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/17/21 ...... 1 700,000 3,000
NASDAQ 100 Index , December Strike Price $ 4,000 , Expires 12/17/21 ..... 3 1,200,000 3,615
NASDAQ 100 Index , March Strike Price $ 7,000 , Expires 3/18/22 .......... 1 700,000 8,218
21,902
Total Purchased Options (Cost $ 64,864 ) ........................................................... 34,907
Shares
Money Market Funds – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.02%(b)
(Cost $ 956 ) ................................................................ 956 956
Total Investments – 100.0%
(Cost $ 2,563,123 ) ........................................................................... $ 2,670,281
Other Assets in Excess of Liabilities – 0.0% † ........................................................ 996
Net Assets – 100.0% .......................................................................... $ 2,671,277
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2021.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98 .7%
Purchased Options ............................................................................... 1 .3%
Money Market Funds ............................................................................. 0 .0% †
Total Investments ................................................................................ 100 .0%
Other Assets in Excess of Liabilities .................................................................. 0.0% †
Net Assets ..................................................................................... 100 .0%